Basis of Preparation - Going Concern (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2020
Basis of Preparation and Changes to the Group's Accounting Policies
Cash flows from operations including accumulated losses	€ 1,359,300
Accumulated loss	1,359,317		€ 970,198
Shareholders' deficit	€ (37,058)	€ (342,511)	€ (203,503)	€ (57,722)
Proceeds from the 2021 PIPE capital increase		€ 381,208